Preferred Stock and Stockholders' Equity (Details) - $ / shares				1 Months Ended	12 Months Ended
	Jan. 14, 2025	Jan. 13, 2025	Feb. 13, 2024	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 11, 2020
Preferred Stock and Stockholders’ Equity [Line Items]
Preferred stock, shares authorized							10,000,000
Preferred stock, shares outstanding					0
Preferred stock, shares issued					0
Reverse stock split ratio, description			1-for-80
Shares of Common Stock			80
Common stock, shares authorized			500,000,000		500,000,000	500,000,000
Common stock, par value (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001
Common stock vote					one vote
Stock split ratio, description				1-for-80 reverse stock split	Common Stock at a ratio of 1-for-5
Subsequent Event [Member]
Preferred Stock and Stockholders’ Equity [Line Items]
Preferred stock, shares authorized	5,000,000
Preferred stock, shares outstanding	0
Preferred stock, shares issued	0
Preferred stock, par value (in Dollars per share)	$ 0.001
Common stock, shares authorized	250,000,000
Common stock, par value (in Dollars per share)	$ 0.001
Stock split ratio, description	Common Stock at a ratio of 1-for-5	Common Stock at a ratio of 1-for-5